Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 0.0	$ (0.2)	$ 0.1
Provision for income taxes	0.3	0.4	2.2
Net income	1.6	2.0	2.9
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	0.0	0.2	(0.1)
Provision for income taxes	0.0	0.0	0.0
Net income	$ 0.0	$ 0.2	$ (0.1)